6. Accrued Expenses (Details) - USD ($)	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Payables and Accruals [Abstract]
Accrued payroll	$ 22,263	$ 19,165	$ 44,327
Accrued operating expenses	96	103,137	59,077
Deferred rent		250	250
Total accrued expenses	$ 22,359	$ 122,552	$ 103,654